Business Combinations - Summary of Earnout Shares (Details) (USD $)	0 Months Ended		3 Months Ended
	May 21, 2013	May 21, 2013	Sep. 30, 2013
Parent Company | Business Combination
Business Acquisition [Line Items]
Earnout shares			2,250,000
Everyware | Business Combination
Business Acquisition [Line Items]
Earnout shares			2,250,000
$11.00
Business Acquisition [Line Items]
Stock price to trigger vesting		$ 11.00
$11.00 | Business Combination
Business Acquisition [Line Items]
Earnout shares	1,000,000	1,000,000
Stock price to trigger vesting			$ 11.00
$11.00 | Sponsor
Business Acquisition [Line Items]
Earnout shares	0	0
$11.00 | Parent Company
Business Acquisition [Line Items]
Earnout shares	1,000,000
$11.00 | Parent Company | Business Combination
Business Acquisition [Line Items]
Stock price to trigger vesting	$ 11.00
$11.00 | Everyware
Business Acquisition [Line Items]
Earnout shares		1,000,000
$12.50
Business Acquisition [Line Items]
Stock price to trigger vesting		$ 12.50
$12.50 | Business Combination
Business Acquisition [Line Items]
Earnout shares	1,517,380	1,517,380
Stock price to trigger vesting			$ 12.50
$12.50 | Sponsor
Business Acquisition [Line Items]
Earnout shares	267,380	267,380
$12.50 | Parent Company
Business Acquisition [Line Items]
Earnout shares	1,250,000
$12.50 | Parent Company | Business Combination
Business Acquisition [Line Items]
Stock price to trigger vesting	$ 12.50
$12.50 | Everyware
Business Acquisition [Line Items]
Earnout shares		1,250,000
$15.00
Business Acquisition [Line Items]
Stock price to trigger vesting		$ 15.00
$15.00 | Business Combination
Business Acquisition [Line Items]
Earnout shares	1,534,091	1,534,091
$15.00 | Sponsor
Business Acquisition [Line Items]
Earnout shares	284,091	284,091
$15.00 | Parent Company
Business Acquisition [Line Items]
Earnout shares	1,250,000
$15.00 | Parent Company | Business Combination
Business Acquisition [Line Items]
Stock price to trigger vesting	$ 15.00
$15.00 | Everyware
Business Acquisition [Line Items]
Earnout shares		1,250,000